Subsequent events	12 Months Ended
Mar. 31, 2017
Subsequent events
Subsequent events

25               Subsequent events

In April 2017, GMSC exercised the conversion of the Notes of US$115,000 at a conversion price of US$2.838 per share, which resulted in the issuance of 40,521,494 ordinary shares of the Company. Subsequent to such conversion, the Company has no outstanding convertible notes.